OTHER EXPENSES (Tables)	9 Months Ended
Sep. 30, 2016
Restructuring And Impairment [Abstract]
Schedule Of Restructuring Reserve By Type Of Cost [TextBlock]
NOTE 13 – Impairments, restructuring and others:
Impairments, restructuring and others consisted of the following:

	Three months ended		Nine months ended
	September 30,		September 30,
	2016	2015	2016	2015

	U.S. $ in millions

Impairments of long-lived assets	$29	$187	$614	$334
Acquisition expenses	43	61	101	194
Integration expenses	42	-	83	-
Restructuring expenses	115	70	154	121
Contingent consideration	34	67	85	329
Others (1)	(673)	(1)	(616)	(10)

Total	$(410)	$384	$421	$968